Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Rent expense per month	$ 37,000	$ 111,000
Lease expiration date, description	The Sublease expires December 2020.
Other Liabilities [Member]
Future annual lease payment	$ 12,000
Sublease Agreement [Member] | SwabPlus L.P. [Member]
Rent expense per month	2,333
Total lease payments	$ 39,000